Debt issues	12 Months Ended
Sep. 30, 2022
Debt issues
Debt issues

Note 14. Debt issues

Accounting policy

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group.
Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest method or at fair value.
Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

The change in the fair value that is due to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in non-interest income.

Refer to Note 23 for balances measured at fair value and amortised cost.

Interest expense incurred is recognised within net interest income using the effective interest method.

In the following table, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Short-term debt
Own issuances	30,332	19,595	25,498	16,752
Total short-term debt	30,332	19,595	25,498	16,752
Long-term debt
Covered bonds	31,802	31,374	28,664	27,234
Senior	77,219	72,804	67,635	64,224
Securitisation	4,973	5,000	-	-
Structured notes	-	6	-	-
Subordinated perpetual notes[1]	542	-	542	-
Total long-term debt	114,536	109,184	96,841	91,458
Total debt issues	144,868	128,779	122,339	108,210

Movement reconciliation ($m)
Balance as at beginning of year	128,779	150,325	108,210	127,666
Issuances	73,309	46,799	58,657	37,868
Maturities, repayments, buy-backs and reductions	(55,899)	(65,272)	(44,222)	(54,425)
Total cash movements	17,410	(18,473)	14,435	(16,557)
FX translation impact	6,118	(1,428)	6,188	(1,311)
Fair value adjustments	(566)	(115)	(557)	(115)
Fair value hedge accounting adjustments	(7,561)	(1,674)	(6,583)	(1,607)
Other[1]	688	144	646	134
Total non-cash movements	(1,321)	(3,073)	(306)	(2,899)
Balance as at end of year	144,868	128,779	122,339	108,210

1.	In 2022, subordinated perpetual notes of $542 million were reclassified from loan capital to debt issues as these notes no longer qualify as Tier 2 capital under APRA's capital adequacy framework.

Note 14. Debt issues (continued)

Consolidated
$m	2022	2021
Short-term debt
Own issuances:
US commercial paper	29,252	19,595
Senior Debt:
GBP	770	-
USD	154	-
Other	156	-
Total short-term debt	30,332	19,595
Long-term debt (by currency):
AUD	30,758	27,634
CHF	3,261	3,052
EUR	26,002	31,380
GBP	3,092	3,049
JPY	913	1,141
NZD	2,966	3,522
USD	45,471	36,031
Other	2,073	3,375
Total long-term debt	114,536	109,184

The Group manages FX exposure from debt issuances as part of its hedging activities. Further details of the Group’s hedge accounting are in Note 21.